Note 13 - Government Grants (Details Textual) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Government grants	$ 235,387	$ 242,813	$ 232,413
Current grants receivables	$ 22,276		22,556
Development of comprehensive, interactive phonetic English learning solution project [member]
Statement Line Items [Line Items]
Royalty percentage	2.50%
Payments for royalties	$ 0	$ 0	$ 0
Print-based English language learning segment [member]
Statement Line Items [Line Items]
Minimum threshold for the revenue of a period of three years for a grant liability to occur	15.00%	15.00%	15.00%